Income Taxes - Additional information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Effective income tax rate	9.00%	0.60%	24.20%	3.60%	7.80%	1.00%	(1.20%)
Increase decrease in valuation allowance					$ 3.7	$ 6.3	$ 18.8
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses					277.0
Net operating losses subject to expiration					$ 198.0
Percentage of offset of future taxable income					100.00%
operating losses indefinite lived carryforward					$ 79.0
Percentage of offset of future taxable income for indefinite lived carryforward losses					80.00%
Operating loss carry forward period					2019
State
Operating Loss Carryforwards [Line Items]
Net operating losses					$ 8.9
Federal research and development tax credits					$ 7.6
Operating loss carry forward period					2016